Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands		12 Months Ended
		Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)
Cash flows from operating activities
Net loss for the year		¥ (1,032,861)	$ (145,678)	¥ (386,823)	¥ (703,537)
Adjustments to reconcile net cash flows from operating activities:
Depreciation		51,774	7,302	69,003	98,120
Amortization of intangible assets		11,312	1,595	14,916	17,814
Non-cash lease expense		127,285	17,953	123,383	132,392
Impairment loss on property and equipment		6,607	932	12,891	6,586
Impairment loss on operating lease right-of-use assets					8,861
Impairment loss on the long-term investments		7,647	1,079	2,613
Impairment loss on intangible assets		258,326	36,435	2,052	113,385
Impairment loss on goodwill		765,514	107,971	207,830	419,805
Gain on lease early termination		(5,847)	(825)	(28,688)	(17,022)
(Reversal)/ provision of current expected credit losses		4,507	636	12,054	(5,835)
Finance costs				344	19,853
Loss/(gain) on disposal of property and equipment		8,477	1,196	(14,571)	582
Gain on disposal of subsidiaries		(4,725)	(666)
Share of equity in loss of unconsolidated affiliates*	[1]	225	32	339	39,747
Share-based compensation		8,101	1,142		(816)
Investment (income)/loss		439	62	1,464	(83,787)
Deferred income taxes		5,366	757	108,110	(33,535)
Fair value change of contingent consideration payable for Leti acquisition**	[2]			(11,541)
Changes in operating assets and liabilities and other, net:
Accounts receivable		(5,097)	(719)	521	27,279
Inventories		1,035	146	1,378	710
Amounts due from related parties		11,093	1,565	5,376	(12,361)
Other receivables, deposits and other assets		(67,505)	(9,521)	(2,491)	(36,650)
Accounts payable		2,958	417	(1,496)	36,857
Amounts due to related parties		(17,255)	(2,434)	10,289	86,533
Accrued expenses and other current liabilities		110,475	15,582	(25,923)	74,936
Contract liabilities		18,271	2,577	(13,740)	114,800
Refund liabilities		(4,630)	(653)	(2,945)	(11,845)
Other assets and liabilities		(34,198)	(4,825)	37,508	(132,071)
Operating lease liabilities		(100,900)	(14,231)	(99,592)	(113,628)
Net cash provided by operating activities		126,394	17,827	22,261	47,173
Cash flows from investing activities
Purchase of short-term investments		(40,000)	(5,642)		(2,337,000)
Proceed from redemption of short-term investments upon maturity		13,500	1,904		1,536,494
Additions of property and equipment		(45,463)	(6,412)	(79,375)	(89,644)
Proceeds from sale of property and equipment		95,005	13,400	26,445	2,949
Disposal of subsidiaries, net of cash disposed of RMB nil, RMB 19 and RMB 175,482 in 2022, 2023 and 2024, respectively		(121,046)	(17,073)	(19)
Purchase of long-term investments					(5,000)
Proceeds from loan receivable					55,432
Net cash used in investing activities		(98,004)	(13,823)	(52,949)	(836,769)
Cash flows from financing activities
Payments for purchase of non-controlling interest				(27,763)	(43,582)
Advances from related parties		71,946	10,148		1,806,663
Repayments for advances from related parties		(139,446)	(19,668)	(41,563)
Proceeds from related party loan					480,000
Repayment for related party loan					(480,000)
Repurchase of ordinary shares					(9,245)
Dividend to non-controlling interests		(17,959)	(2,533)	(58,304)	(27,473)
Proceeds from bank loans					629,008
Repayment for bank loans				(171,929)	(1,221,799)
Repurchase of bonds					(394,756)
Redemption of bonds					(1,513,460)
Capital injection from non-controlling interests				765	7,160
Proceeds from promissory note					877,487
Payment for acquisition of Leti					(2,500)
Payment for acquisition of Linstitute					(6,120)
Net cash provided by/ (used in) financing activities		(85,459)	(12,053)	(298,794)	101,383
Net decrease in cash and cash equivalents, and restricted cash		(57,069)	(8,049)	(329,482)	(688,213)
Cash and cash equivalents and restricted cash at beginning of the year		567,236	80,005	857,784	1,515,163
Effect of exchange rate changes on cash and cash equivalents and restricted cash		(4,373)	(617)	38,934	30,834
Cash and cash equivalents and restricted cash at end of the year		505,794	71,339	567,236	857,784
Supplemental disclosure of cash flow information:
Income tax paid		38,097	5,373	65,993	153,821
Non-cash investing and financing activities:
Accounts payable balance for acquisition of property and equipment		(6,924)	(977)	(6,812)	(5,205)
Amounts due to related parties balance for acquisition of property and equipment		(501)	(71)	(497)	(512)
Other receivables, deposits and other assets balance for disposal of property and equipment		13,286	1,874	25,256
Right-of-use assets obtained in exchange for the new operating lease liabilities		12,898	1,819	30,165	86,116
Decrease of right-of-use assets for early termination		21,098	2,976	23,380	55,908
Decrease of amount due to related parties by offsetting with short-term investments (Note 16)					884,293
Increase of amount due from related parties from disposal of property and equipment (Note 16)					¥ 57,998

[1]	This amount included share of equity in loss of unconsolidated affiliates in discontinued operation for the year ended August 31, 2022.
[2]	In the fiscal year 2023, Leti failed to meet the financial performance requirement agreed in the share purchase agreement and is expected not able to meet future financial performance requirement, the fair value of the contingent consideration payable to related parties (non-controlling interest shareholder of Leti) has reduced to RMB nil.